Premiums Written and Earned - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Insurance [Abstract]
Decrease in premiums written, gross	$ 106.7	$ 158.9